Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Principal Outstanding
Opening balance
Additions		300,000
Repayment		(200,000)
Applied to warrant exercise		(100,000)
Accrued Interest
Interest expense		22,521
Repayment		(14,465)
Applied to warrant exercise		(8,056)

Promissory Notes Payable – Related Party